Property, Plant, and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment, Net [Abstract]
Property, plant, and equipment, net
8.	Property, plant, and equipment, net

Property, plant, and equipment, net consist of the following:

	June 30, 2026	December 31, 2025
At Cost:
Land	$69,366	$72,324
Real property and building	8,263,902	8,616,300
Machinery and equipment	4,691,764	4,891,835
Vehicle	53,859	56,155
Construction in progress	756,398	28,892
Subtotal	13,835,289	13,665,506
Less: Accumulated depreciation	(3,667,465)	(3,380,937)
Total, net	$10,167,824	$10,284,569

Depreciation expenses for the six months ended June 30, 2026 and 2025 were $434,996 and 456,709, respectively as follows:

	Six Months Ended June 30,
	2026	2025
Depreciation expenses-Selling, general and admin	$98,533	$159,492
Depreciation-Manufacturing costs (1)	336,463	297,217
Total	$434,996	$456,709

(1)	Represents total depreciation incurred for manufacturing operations, which is capitalized into cost of inventory.

For the six months ended June 30, 2026 and 2025, no impairment loss was recognized for the Company’s property, plant and equipment.